SHORT-TERM CREDIT AND CURRENT MATURITIES OF LONG-TERM DEBT (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Short-term Debt [Line Items]
Short-term credit and current maturities of long-term debt	$ 502	$ 676
In NIS bears interest rate of Prime+0.85% to Prime+2.7% [Member]
Short-term Debt [Line Items]
Short-term credit and current maturities of long-term debt	$ 0	373
In NIS bears interest rate of Prime+0.85% to Prime+2.7% [Member] | Minimum [Member]
Short-term Debt [Line Items]
Annual interest rate	0.00%
Long-term debt from banks in NIS bears interest of Prime rate rate of Prime+1.5% to Prime+1.75% [Member]
Short-term Debt [Line Items]
Short-term credit and current maturities of long-term debt	$ 502	$ 303
Long-term debt from banks in NIS bears interest of Prime rate rate of Prime+1.5% to Prime+1.75% [Member] | Minimum [Member]
Short-term Debt [Line Items]
Annual interest rate	3.10%
Long-term debt from banks in NIS bears interest of Prime rate rate of Prime+1.5% to Prime+1.75% [Member] | Maximum [Member]
Short-term Debt [Line Items]
Annual interest rate	3.35%